VESSEL AND CAPITALIZED DRY-DOCKING	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Vessel and capitalized dry-docking	NOTE 3 - VESSEL AND CAPITALIZED DRY-DOCKING

	30 June	30 June	31 December
USDm	2024	2023	2023

Cost:
Balance as of beginning of period	2,622.1	2,421.2	2,421.2
Additions	428.3	352.1	476.0
Disposals	-7.2	-23.0	-31.9
Transferred from prepayments	141.0	33.0	40.6
Transferred to assets held-for-sale	-43.7	-39.1	-283.8
Balance	3,140.5	2,744.2	2,622.1

Depreciation:
Balance as of beginning of period	536.3	543.8	543.8
Disposals	-7.2	-22.7	-31.9
Depreciation for the period	87.5	69.2	143.7
Transferred to assets held-for-sale	-19.5	-16.0	-119.3
Balance	597.1	574.3	536.3

Impairment:
Balance as of beginning of period	15.6	21.5	21.5
Transferred to assets held-for-sale	-0.9	-1.0	-5.9
Balance	14.7	20.5	15.6

Carrying amount	2,528.7	2,149.4	2,070.2
Included in the carrying amount for "Vessels and capitalized dry-docking" are capitalized dry-docking costs in the amount of USD 81.0m (30 June 2023: USD 63.5m, 31 December 2023:  USD 75.1m).
The depreciation for the six months ended 30 June 2024 related to "Other plant and operating equipment" of USD 0.7m (30 June 2023: USD 1.7m, 31 December 2023: USD 2.5m) and “Land and
buildings” of USD 1.3m (30 June 2023: USD 1.2m, 31 December 2023: USD 2.5m) is related to
“Administrative expenses”.
NON-CURRENT ASSETS SOLD DURING THE PERIOD AND ASSETS HELD FOR SALE
During the first six months of 2024, TORM sold one vessel (30 June 2023: one, 31 December 2023:
eight) and delivered three vessels sold in 2023 for a total consideration of USD 88.4m (30 June 2023:
USD 15.3m, 31 December 2023: USD 166.4m). The vessels delivered to new owners during the first six months of 2024 had a carrying value of USD 58.5m (30 June 2023: USD 11.7m, 31 December 2023:
USD 111.4m).  After deducting related bunker cost, the sales resulted in a profit of USD  27.6m (30 June
2023: USD 3.5m, 31 December 2023: USD 50.4m) which is recognized in the income statement for
2024.
NOTE 3 - continued
In addition, TORM sold one vessel during the first six months of 2024 (30 June 2023: One vessel, 31
December 2023: Three vessels) that is not yet delivered to the new owners. The vessel is recognized as asset held for sale at a carrying value of USD 12.4m at 30 June 2024 (30 June 2023:USD 10.8m 31
December 2023: USD 47.2m). The vessel is expected to be delivered during the third quarter of 2024.
IMPAIRMENT ASSESSMENT
For determination of the vessel values, TORM has carried out an impairment indicator assessment and has found no indication of impairment, and therefore, TORM does not find any need to reassess the recoverable amount as of 30 June 2024.
NOTE 4 - PREPAYMENTS ON VESSELS

	30 June	30 June	31 December
USDm	2024	2023	2023

Balance as of beginning of period	86.0	—	—
Additions	55.0	37.4	126.6
Transferred to vessels	-141.0	-33.0	-40.6
Carrying amount	—	4.4	86.0